Document and Entity Information	12 Months Ended
Jan. 28, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	SPORTSMAN’S WAREHOUSE HOLDINGS, INC.
Entity Central Index Key	0001132105